Trade payables and others	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and others	Trade payables and others
This line item is analyzed as follows:

	December 31,
(in thousands of euro)	2020	2021	2022
Suppliers (excluding payables related to capital expenditures)	20,730	14,729	13,656
Tax and employee-related payables	8,325	7,463	5,978
Other payables (1)	463	6,380	1,260
Trade payables and others excluding payables related to capital expenditures	29,519	28,573	20,894
Payables related to capital expenditures	20	—	17
Payables and others	29,539	28,573	20,911
(1) As of December 31, 2022, this amount mainly includes the liability related to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021 (see note 9). As a reminder, this amount included, as of December 31, 2021, the liability of $6,200 thousand (€5,474 thousand as of December 31, 2021) to be paid to AstraZeneca on April 30, 2022 under the Lumoxiti termination and transition agreement effective June 30, 2021 (see note 17).
The book value of trade payables and others is considered to be a reasonable approximation of their fair value.